Financial risk management - Summary of Price Sensitivity Analysis (Detail) - Trading equity securities [member] - Equity price risk [member] - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Income before income taxes	¥ (8,439)	¥ (11,604)	¥ (17,930)
Other comprehensive income (before considering the tax effect)	¥ (769)	¥ (9,871)	¥ (23,598)
Decreased market prices of marketable equity instruments	10.00%	10.00%	10.00%